CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 927,501,037	$ 786,531,871	$ 516,314,697
Cost of revenues	319,595,565	284,451,279	221,690,034
Gross profit	607,905,472	502,080,592	294,624,663
Operating expenses:
General and administrative	136,704,195	126,518,124	79,759,757
Selling and marketing	194,095,465	146,392,045	103,722,237
Impairment loss			5,736,134
Other operating expenses (income), net	(38,588,080)	(16,147,987)	(14,143,945)
Total operating expenses	292,211,580	256,762,182	175,074,183
Income from operations	315,693,892	245,318,410	119,550,480
Interest income	22,358,362	15,537,567	7,259,508
Interest expense	5,067,310	716,955
Investment loss	1,525,602		1,287,881
Income from continuing operations before income taxes	331,459,342	260,139,022	125,522,107
Income taxes	75,896,110	54,716,563	22,335,579
Loss from equity method investment	18,561,776	43,632,613
Net income from continuing operations	237,001,456	161,789,846	103,186,528
Net income (loss) from discontinued operations, net of tax	(1,064,664)	(977,591)	83,077,575
Net income	235,936,792	160,812,255	186,264,103
Less: Net income (loss) attributable to noncontrolling interests	(2,141,064)	(1,864,783)	1,990,626
Net income attributable to Focus Media Holding Limited Shareholders	$ 238,077,856	$ 162,677,038	$ 184,273,477
Income per share from continuing operations - basic	$ 0.37	$ 0.24	$ 0.15
Income per share from continuing operations - diluted	$ 0.36	$ 0.23	$ 0.14
Income (loss) per share from discontinued operations - basic			$ 0.12
Income (loss) per share from discontinued operations - diluted			$ 0.11
Income per share - basic	$ 0.37	$ 0.24	$ 0.26
Income per share - diluted	$ 0.36	$ 0.23	$ 0.25
Shares used in calculating basic income (loss) per share	644,285,250	671,401,000	707,846,570
Shares used in calculating diluted income (loss) per share	666,489,176	693,971,258	731,658,265